Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2016
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid Expenses and Other Current Assets
6.	PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consist of the following:

	December 31,
	2015	2016
	RMB	RMB	US$
Prepayments	272,859	317,262	45,695
Rental deposits	10,051	1,494	215
Interest receivable	9,944	11,690	1,684
Staff advances	6,529	7,712	1,111
Receivables from third-party payment platform	4,598	12,327	1,775
Other receivables	34,696	26,734	3,851

	338,677	377,219	54,331

Prepayments primarily include prepaid purchase cost for new vehicles, prepaid VAT and surcharges and prepaid service fee. As of December 31, 2015 and 2016, prepaid purchase cost for new vehicles were RMB191,341 and RMB226,419 (US$32,611), respectively.